Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Schedule of inventories

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Raw materials	€14,351
Semi-finished products	1,376
Finished products purchased for resale	4,842	€36
Total inventories	€20,569	€36	€—